Commitments and Contingencies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Description of operating lease commitment		The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2025 and 2026.
Weighted average remaining lease term		1 year 2 months 1 day
Weighted average discount rate		4.32%
Operating lease costs		$ 437,665	$ 446,149	$ 373,022
Short term lease costs		59,570	54,867	52,246
Operating lease liabilities		445,424	419,855	402,730
Settlement fine amount				$ 450,000
Settlement fine year				3 years
Installment plan fee				$ 38,250
Market access customers period				2 years
Payment in the amount	[1]	83,700	125,550
Payable amount			$ 83,700
FINRA [Member]
Commitments and Contingencies [Line Items]
Payment in the amount		125,550
Payable amount		$ 83,700

[1]	See Note 18.